Operating segment information (Tables)	12 Months Ended
Dec. 31, 2017
Operating segment information
Schedule of Operating Segment Information
	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total

Year ended, December 31, 2015

Revenue	3,106,025	664,225	483,945	4,254,195
Gross profit	2,344,872	237,585	220,994	2,803,451
Income/(Loss) from operations	553,455	(1,053,483)	37,890	(462,138)

Year ended, December 31, 2016

Revenue	3,432,986	1,551,676	788,286	5,772,948
Gross profit	2,542,534	668,238	484,197	3,694,969
Income/(Loss) from operations	592,611	(848,267)	146,428	(109,228)

Year ended, December 31, 2017

Revenue	3,922,158	3,872,244	956,857	8,751,259
Gross profit	3,076,332	1,902,614	537,633	5,516,579
Income/(Loss) from operations	444,564	(1,525,073)	3,916	(1,076,593)